Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2015
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables
LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2015	2014
Receivables	$96	$459
Unbilled receivables	152,367	212,266
	$152,463	$212,725

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2017 - 2020. Long-term trade and unbilled receivables are mainly related to the IMOD.